Revenue - Schedule of Analysis of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Revenue [Line Items]
REVENUE	$ 32,336,084	$ 42,848,508	$ 79,510,746	$ 80,671,081	$ 68,132,256
Internet leads generation and marketing service income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	27,653,010	38,433,173	71,188,725	75,794,855	64,930,368
Insurance commission income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	3,277,466	2,632,683	5,206,123	3,362,745	1,665,997
Marketing income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE	1,405,608	784,181	2,109,372	1,026,223	1,079,027
Events income [Member]
Schedule of Analysis of Revenue [Line Items]
REVENUE		$ 998,471	$ 1,006,526	$ 487,258	$ 456,864